Annual Total Returns [BarChart] - First Trust Rising Dividend Achievers ETF - First Trust Rising Dividend Achievers ETF	Feb. 01, 2021
Bar Chart Table:
2015	(2.86%)
2016	21.86%
2017	22.58%
2018	(9.71%)
2019	37.58%
2020	13.30%